S000097584 [Member] Investment Objectives and Goals - S000097584 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia AAA CLO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia AAA CLO ETF (the Fund) seeks to produce current income and capital preservation.